UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.1%
Auto Components — 0.7%
BorgWarner, Inc.	2,984	127,666

Banks — 7.5%
Citizens Financial Group, Inc.	4,710	181,647
Fifth Third Bancorp	8,833	246,622
First Republic Bank	1,651	158,477
Huntington Bancshares, Inc.	9,638	143,798
M&T Bank Corp.	1,905	313,415
SunTrust Banks, Inc.	4,337	289,676
Zions Bancorp	1,412	70,815

		1,404,450

Beverages — 1.6%
Constellation Brands, Inc., Class A	756	162,993
Keurig Dr Pepper, Inc.	2,357	54,618
Molson Coors Brewing Co., Class B	1,486	91,375

		308,986

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,806	146,932

Capital Markets — 5.1%
Ameriprise Financial, Inc.	1,277	188,499
Invesco Ltd.	5,531	126,544
Northern Trust Corp.	1,933	197,368
Raymond James Financial, Inc.	1,886	173,586
T. Rowe Price Group, Inc.	2,409	263,021

		949,018

Chemicals — 0.9%
Sherwin-Williams Co. (The)	358	163,101

Communications Equipment — 0.8%
CommScope Holding Co., Inc. *	5,131	157,837

Consumer Finance — 0.8%
Ally Financial, Inc.	5,880	155,519

Containers & Packaging — 3.6%
Ball Corp.	7,766	341,635
Silgan Holdings, Inc.	5,842	162,397
WestRock Co.	3,265	174,466

		678,498

Distributors — 0.9%
Genuine Parts Co.	1,628	161,868

Electric Utilities — 2.7%
Edison International	1,464	99,108
Evergy, Inc.	1,993	109,457
Xcel Energy, Inc.	6,228	294,006

		502,571

Electrical Equipment — 2.5%
Acuity Brands, Inc.	1,166	183,345
AMETEK, Inc.	2,374	187,835
Hubbell, Inc.	780	104,161

		475,341

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	2,097	197,159
Arrow Electronics, Inc. *	2,629	193,780
CDW Corp.	2,141	190,338
Keysight Technologies, Inc. *	2,764	183,225

		764,502

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Campus Communities, Inc.	2,098	86,334
American Homes 4 Rent, Class A	4,115	90,082
AvalonBay Communities, Inc.	1,094	198,227
Boston Properties, Inc.	1,490	183,433
Brixmor Property Group, Inc.	7,330	128,346
Essex Property Trust, Inc.	475	117,074
Federal Realty Investment Trust	1,275	161,229
JBG SMITH Properties	1,921	70,735
Kimco Realty Corp.	6,208	103,928
Outfront Media, Inc.	5,855	116,805
Park Hotels & Resorts, Inc.	1,466	48,112
Rayonier, Inc.	4,044	136,728
Regency Centers Corp.	1,590	102,854
Vornado Realty Trust	2,483	181,235
Weyerhaeuser Co.	3,764	121,448

		1,846,570

Food & Staples Retailing — 1.0%
Kroger Co. (The)	6,699	194,999

Food Products — 2.1%
Conagra Brands, Inc.	2,809	95,433
Pinnacle Foods, Inc.	2,229	144,463
Post Holdings, Inc. *	1,509	147,954

		387,850

Gas Utilities — 0.9%
National Fuel Gas Co.	3,179	178,242

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	1,788	235,044

Health Care Providers & Services — 6.0%
AmerisourceBergen Corp.	2,296	211,769
Cigna Corp.	1,186	246,948
Henry Schein, Inc. *	1,779	151,261
Humana, Inc.	466	157,694
Laboratory Corp. of America Holdings *	1,095	190,108
Universal Health Services, Inc., Class B	1,348	172,356

		1,130,136

Hotels, Restaurants & Leisure — 1.7%
Hilton Worldwide Holdings, Inc.	3,422	276,431
Marriott International, Inc., Class A	371	48,930

		325,361

Household Durables — 1.9%
Mohawk Industries, Inc. *	1,403	246,002
Newell Brands, Inc.	5,070	102,914

		348,916

Household Products — 0.4%
Energizer Holdings, Inc.	1,249	73,276

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	1,177	143,361

Insurance — 7.4%
Alleghany Corp.	171	111,340
Hartford Financial Services Group, Inc. (The)	4,736	236,603
Lincoln National Corp.	1,332	90,132
Loews Corp.	6,422	322,558
Marsh & McLennan Cos., Inc.	1,850	153,073
Principal Financial Group, Inc.	1,736	101,716
Progressive Corp. (The)	2,467	175,280
Unum Group	2,363	92,322
WR Berkley Corp.	1,311	104,792

		1,387,816

Interactive Media & Services — 0.7%
Match Group, Inc. *	2,216	128,349

Internet & Direct Marketing Retail — 1.3%
Expedia Group, Inc.	1,896	247,393

IT Services — 1.0%
Jack Henry & Associates, Inc.	1,205	192,868

Machinery — 2.6%
IDEX Corp.	1,120	168,685
Middleby Corp. (The) *	697	90,217
Snap-on, Inc.	1,288	236,478

		495,380

Media — 1.3%
CBS Corp. (Non-Voting), Class B	2,198	126,298
DISH Network Corp., Class A *	3,136	112,126

		238,424

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.	2,335	50,239

Multiline Retail — 1.9%
Kohl’s Corp.	3,223	240,277
Nordstrom, Inc.	1,960	117,214

		357,491

Multi-Utilities — 4.2%
CMS Energy Corp.	6,503	318,640
Sempra Energy	1,543	175,476
WEC Energy Group, Inc.	4,475	298,725

		792,841

Oil, Gas & Consumable Fuels — 6.5%
Energen Corp. *	5,337	459,898
EQT Corp.	6,606	292,200
PBF Energy, Inc., Class A	2,855	142,487
Williams Cos., Inc. (The)	11,684	317,682

		1,212,267

Personal Products — 1.0%
Coty, Inc., Class A	7,676	96,414
Edgewell Personal Care Co. *	2,047	94,621

		191,035

Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A *	3,667	161,715
Cushman & Wakefield plc *	2,194	37,284

		198,999

Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.	1,598	147,793

Software — 1.0%
Synopsys, Inc. *	1,881	185,494

Specialty Retail — 4.3%
AutoZone, Inc. *	312	242,344
Best Buy Co., Inc.	2,352	186,683
Gap, Inc. (The)	5,797	167,244
Tiffany & Co.	1,627	209,847

		806,118

Textiles, Apparel & Luxury Goods — 2.0%
PVH Corp.	1,484	214,264
Ralph Lauren Corp.	1,178	162,062

		376,326

Trading Companies & Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	2,017	177,756

TOTAL COMMON STOCKS (Cost $11,255,128)		18,046,633

SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $736,190)	736,190	736,190

Total Investments — 100.0% (Cost $11,991,318)		18,782,823
Other Assets Less Liabilities — 0.0% (c)		2,939

Net Assets — 100.0%		18,785,762

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,782,823	$—	$—	$18,782,823

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018